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September 14, 2009

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E., Stop 4631
Washington, D.C. 20549
Attention: Rufus Decker
Accounting Branch Chief

Re: Madeco S.A.
Annual Report on Form 20-F for the Year Ended
December 31, 2008 (File No. 1-11870)

Dear Mr. Decker:

Thank you for your letter dated August 14, 2009 setting forth the comments of the Staff of the Securities and Exchange Commission (the “Staff”) on the annual report on Form 20-F for the year ended December 31, 2008 (File No. 1-11870) of Madeco S.A. (“Madeco”).

Attached hereto is a memorandum from Madeco setting forth responses to each of the comments raised by the Staff in its comment letter dated August 14, 2009. For ease of reference, each comment is reprinted and followed by Madeco’s response.

 Please do not hesitate to call me at (212) 530-5431, with any questions or comments you may have.

Very truly yours,

/s/ Paul E. Denaro
Paul E. Denaro

Encls.

cc: Nicolas Burr, Madeco S.A.
Luis Vila, Ernst & Young Ltda.